Debt	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Debt
16. Debt
(a) Revolving credit facility
In November 2012, the Company entered into a $375 million revolving credit facility with a syndicate of banks. This credit facility was amended and restated in June 2016 (“the amended and restated credit agreement” or “ARCA”) and reduced to an available credit of $250 million with the option to increase by an additional $100 million through an accordion feature. The maturity date is June 13, 2020. The ARCA is secured by the shares of SG Resources and Tuprag, wholly owned subsidiaries of the Company.
The ARCA contains covenants that restrict, among other things, the ability of the Company to incur aggregate unsecured indebtedness exceeding $850 million, incur secured indebtedness exceeding $200 million and permitted unsecured indebtedness exceeding $150 million. The ARCA also contains restrictions for making distributions in certain circumstances, selling material assets and conducting business other than that which relates to the mining industry. Significant financial covenants include a maximum Net Debt to Earnings before Interest, Taxes, Depreciation and Amortization (“EBITDA”) of 3.5:1 and a minimum EBITDA to Interest of 3:1. The Company is in compliance with these covenants as at December 31, 2018.
Loan interest on the revolving credit facility is variable dependent on a Net Leverage ratio pricing grid. The Company’s current net leverage ratio is approximately 2.26:1. At this ratio, interest charges and fees are as follows: LIBOR plus margin of 2.625% and undrawn standby fee of 0.725%. Fees of $2,031 were paid on the amendment dated June 2016. This amount has been deferred as pre-payment for liquidity services and is being amortized to financing costs over the term of the credit facility. As at December 31, 2018, the prepaid loan cost on the consolidated statement of financial position was $749 (2017 - $1,272).
No amounts were drawn down under the ARCA in 2018 and as at December 31, the balance is $nil (2017 – $nil).
(b) Senior notes
On December 10, 2012, the Company completed an offering of $600.0 million senior notes (“the notes”) at par value, with a coupon rate of 6.125% due December 15, 2020. The notes pay interest semi-annually on June 15 and December 15. The Company received proceeds of $589.5 million from the offering, which is net of the commission payment. The notes are redeemable by the Company in whole or in part, for cash:
The fair market value of the notes as at December 31, 2018 is $550 million.
Net deferred financing costs of $4,023 (2017 – $6,217) have been included as an offset in the balance of the notes in the consolidated financial statements and are being amortized over the term of the notes. The debt balance as at December 31, 2018 was $595,977 (2017 – $593,783).